Law Offices of DT Chisolm, P.C.

11524 C Providence Road, Suite 236

Charlotte, NC 28277

October 23, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

RE:	Global X Funds (“Trust”)
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information as supplemented, dated October 3, 2012, to the Prospectus dated March 1, 2012, for the Global X FTSE Colombia 20 ETF (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated October 3, 2012 (Accession No. 0001144204-12-054529) in XBRL for the Fund.

If you have any questions regarding this filing, please contact me at (704) 806-2387.

Sincerely,

/s/ Daphne Tippens Chisolm

Law Offices of DT Chisolm, PC